FAIR VALUE MEASUREMENTS (Details) - USD ($)		Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 17, 2020
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		$ 18,462,000	$ 23,530,000	$ 16,109,000	$ 16,290,000
Public Warrants [Member]
Warrants [Abstract]
Class of Warrant or Right, Outstanding		11,500,000	11,500,000
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability			$ 23,530,000
Private Placement Warrants [Member]
Warrants [Abstract]
Class of Warrant or Right, Outstanding		6,600,000	6,600,000
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability			$ 23,530,000
Cash [Member]
Assets Held-in-trust [Abstract]
Assets, Fair Value Disclosure		$ 753	753
US Treasury Securities [Member]
Assets Held-in-trust [Abstract]
Assets, Fair Value Disclosure		230,006,014	230,052,496
US Treasury Bill Securities [Member]
Assets Held-in-trust [Abstract]
Assets, Fair Value Disclosure			230,052,496
Fair Value, Recurring [Member]
Assets [Abstract]
Investments, Fair Value Disclosure	[1]	230,090,636	230,053,249
Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		11,730,000	14,950,000
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		6,732,000	8,580,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets [Abstract]
Investments, Fair Value Disclosure	[1]	0	230,053,249
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		11,730,000	14,950,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets [Abstract]
Investments, Fair Value Disclosure	[1]	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		6,732,000	8,580,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Investments, Fair Value Disclosure	[1]	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		$ 0	$ 0

[1]	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the accompany financial statements.